OTHER NON-INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2012
Other Noninterest Expense Tables [Abstract]
Other Noninterest Expense Tables [Text Block]
Other non-interest expense at December 31, comprised:
	2010	2011	2012
	(EUR in thousands)
Insurance claims, reserves movement, commissions and reinsurance premium ceded	941,589	1,013,879	469,865
Credit card costs	30,067	31,868	47,960
Hotel running costs	37,125	35,128	30,650
Broker costs	6,996	4,623	3,450
Rental expense	120,386	119,226	122,818
Taxes and duties other than income tax	97,835	94,201	95,597
Promotion and advertising	78,502	56,946	66,867
Third party fees	139,599	135,216	123,592
Commissions on issues of Hellenic Republic Bank Support Plan - Pillar II	46,012	159,109	210,909
Other	359,717	583,044	423,719
Total	1,857,828	2,233,240	1,595,427

Commissions on issues of Hellenic Republic Bank Support Plan – Pillar II relate to the fees payable to the Hellenic Republic with respect to the notes issued by the Bank and guaranteed by the Hellenic Republic, in the context of Pillar II of the Hellenic Republic Bank Support Plan, as described in Note 17.

Other Noninterest Expense Insurance Claims Reserves Movement Tables [Text Block]

Insurance claims, reserves movement, commissions and reinsurance premium ceded for the years ended December 31 comprised:
	2010	2011	2012
	(EUR in thousands)
Reinsurance premiums ceded	117,003	75,499	76,564
Insurance benefits and claims incurred	625,970	600,701	525,168
Reinsurance recoveries	(70,547)	(49,569)	4,395
Net insurance claims and benefits incurred	555,423	551,132	529,563
Movement in mathematical and other reserves	103,443	226,875	(238,732)
Share of reinsurers	3,258	16,698	1,687
Net movement in mathematical and other reserves	106,701	243,573	(237,045)
Commission expense	120,401	107,492	77,235
Other insurance related expenses	42,061	36,183	23,548
Total	941,589	1,013,879	469,865